Shareholder Report, Line Graph (Details) 199560_Wahed FTSE USA Shariah ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	Jul. 15, 2019	May 31, 2026
Wahed FTSE USA Shariah ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Wahed FTSE USA Shariah ETF NAV
Accumulated Value	$ 21,596	$ 20,391	$ 16,786	$ 15,881	$ 14,922	$ 10,530	$ 10,000	$ 31,063
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	21,537	18,972	14,800	14,380	14,423	10,279	10,000	$ 27,952
FTSE Shariah USA Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE Shariah USA Index TR
Accumulated Value	$ 22,291	$ 20,953	$ 17,167	$ 16,159	$ 15,099	$ 10,573	$ 10,000	$ 32,207